Cover	Jun. 20, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 20, 2023
Entity Registrant Name	FREYR Battery
Entity Incorporation, State or Country Code	N4
Entity File Number	001-40581
Entity Address, Address Line One	22-24, Boulevard Royal
Entity Address, Postal Zip Code	-2449
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	352
Local Phone Number	621 727 777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	00-0000000
Entity Central Index Key	0001844224
Amendment Flag	false
OrdinarySharesWithoutNominalValueMember
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, without nominal value
Trading Symbol	FREY
Security Exchange Name	NYSE
WarrantsEachWholeWarrantExercisableForOneOrdinaryShareAtAnExercisePriceOf1150Member
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	FREY WS
Security Exchange Name	NYSE